Business Acquisition Payable - Additional Information (Detail) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information About Business Acquisition Payable [Line Items]
Contingent consideration payable	$ 1,398,972	$ 2,439,529	$ 1,043,314
Kanepi Acquisition [Member]
Disclosure of Detailed Information About Business Acquisition Payable [Line Items]
Contingent consideration payable	383,368
FDSI Acquisition [Member]
Disclosure of Detailed Information About Business Acquisition Payable [Line Items]
Contingent consideration payable	$ 1,015,604